Schedule of approximate amount of firm orders (Details) - Business combinations [member] - Aircraft [member] - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
DisclosureOfCommitmentsLineItems [Line Items]
Total	R$ 21,947,804	R$ 16,636,198
Later than one year [member]
DisclosureOfCommitmentsLineItems [Line Items]
Total	2,805,899
Later than one year and not later than two years [member]
DisclosureOfCommitmentsLineItems [Line Items]
Total	3,384,587	2,707,544
Later than two years and not later than three years [member]
DisclosureOfCommitmentsLineItems [Line Items]
Total	6,101,396	5,110,707
Later than three years and not later than four years [member]
DisclosureOfCommitmentsLineItems [Line Items]
Total	6,428,138	5,801,193
Later than four years and not later than five years [member]
DisclosureOfCommitmentsLineItems [Line Items]
Total	R$ 3,227,784	R$ 3,016,754